Off balance sheet commitments - Additional Information (Details) € in Millions, $ in Millions													3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2022 USD ($)	Nov. 08, 2022 USD ($)	Oct. 04, 2022 USD ($)	Sep. 27, 2022 USD ($)	Aug. 17, 2022 USD ($)	Jul. 05, 2022 USD ($)	Mar. 29, 2022 USD ($)	Mar. 15, 2022 EUR (€)	Mar. 02, 2022 USD ($)	Jan. 11, 2022 USD ($)	Jan. 07, 2022 USD ($) molecule	Feb. 27, 2017 EUR (€)	Mar. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2016 target	Dec. 31, 2022 EUR (€)	Mar. 29, 2022 EUR (€) target	Dec. 31, 2021 EUR (€)	Apr. 08, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Feb. 28, 2014
Provisions and other non-current liabilities [Line Items]
Commitments related to research and development relating to projects in research phase | €																	€ 18,000		€ 6,700
Commitments related to research and development payments contingent upon attainment of sales targets | €																	18,500		8,100
Commitments related to collaboration, discovery, development and commercialization agreements | €																	8,800		5,800
Commitments related to attainment of regulatory and sales milestones for commercialized products | €																	7,600		4,200
Cumulative development costs incurred | €																			8,400
Total credit facilities | €																	8,000		8,000		€ 8,000
Commitments received in respect of disposals proceeds receivable and contingent consideration on divestments														$ 1,000.0	$ 1,000.0
Sanofi Belgium
Provisions and other non-current liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements | €																	1,000		1,000
Kymab
Provisions and other non-current liabilities [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements | €																	200		500
Commitments related to milestone payments for projects under collaboration agreements																				$ 350.0
World Health Organization
Provisions and other non-current liabilities [Line Items]
Percentage of pandemic vaccines agreed to transfer																						7.50%
Percentage of pandemic vaccines agreed to reserve																						7.50%
Joint ventures
Provisions and other non-current liabilities [Line Items]
Percentage of future development expense funded by other party												5000.00%
Dice Molecules
Provisions and other non-current liabilities [Line Items]
Targets that encompass all diseases areas | target																12
Lonza | Joint ventures
Provisions and other non-current liabilities [Line Items]
Investments in joint ventures | €												€ 300
Percentage of future development expense funded by company												50.00%
Amounts payable partners in collaboration agreements | €												€ 600
Share of operating expenses and cost of production to joint partner payable period												15 years
ABL Bio
Provisions and other non-current liabilities [Line Items]
Upfront payment										$ 75.0
ABL Bio | Maximum
Provisions and other non-current liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements										$ 985.0
Adagene, Inc
Provisions and other non-current liabilities [Line Items]
Upfront payment									$ 17.5
Adagene, Inc | Maximum
Provisions and other non-current liabilities [Line Items]
Commitments related to milestone payments for projects under collaboration agreements									$ 2,500.0
Blackstone Life Sciences | Antibodies collaboration agreement
Provisions and other non-current liabilities [Line Items]
Commitments related to maximum payments for projects under collaboration agreement | €								€ 300
IGM Biosciences, Inc
Provisions and other non-current liabilities [Line Items]
Upfront payment							$ 150.0
IGM Biosciences, Inc | Maximum
Provisions and other non-current liabilities [Line Items]
Number of oncology targets under collaboration agreement | target																		3
Number of immunology or inflammation targets under collaboration agreement | target																		3
Contingent consideration collaboration agreements | €																		€ 6,000
Skyhawk Therapeutics, Inc
Provisions and other non-current liabilities [Line Items]
Upfront payment						$ 54.0
Skyhawk Therapeutics, Inc | Maximum
Provisions and other non-current liabilities [Line Items]
Contingent consideration collaboration agreements						$ 2,000.0
miRecule
Provisions and other non-current liabilities [Line Items]
Upfront payment			$ 20.0
miRecule | Maximum
Provisions and other non-current liabilities [Line Items]
Contingent consideration collaboration agreements			$ 400.0
Innate Pharma SA
Provisions and other non-current liabilities [Line Items]
Upfront payment	$ 25.0
Innate Pharma SA | Maximum
Provisions and other non-current liabilities [Line Items]
Contingent consideration collaboration agreements	$ 1,400.0
Exscientia
Provisions and other non-current liabilities [Line Items]
Upfront payment											$ 100.0
Exscientia | Maximum
Provisions and other non-current liabilities [Line Items]
Number of novel small molecule candidates developed | molecule											15
Commitments related to milestone payments for projects under collaboration agreements											$ 5,200.0
Atomwise
Provisions and other non-current liabilities [Line Items]
Upfront payment					$ 20.0
Atomwise | Maximum
Provisions and other non-current liabilities [Line Items]
Contingent consideration collaboration agreements					$ 1,000.0
Scribe Therapeutics
Provisions and other non-current liabilities [Line Items]
Upfront payment				$ 25.0
Scribe Therapeutics | Maximum
Provisions and other non-current liabilities [Line Items]
Contingent consideration collaboration agreements				$ 1,000.0
Insilico Medicine
Provisions and other non-current liabilities [Line Items]
Upfront payment		$ 12.5
Insilico Medicine | Maximum
Provisions and other non-current liabilities [Line Items]
Contingent consideration collaboration agreements		$ 1,200.0
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement
Provisions and other non-current liabilities [Line Items]
Commitments received for development costs | €																	€ 2,700		€ 2,900
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)													10.00%	20.00%
Percentage of cumulative development costs reimbursed															50.00%